Purchased Loans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Transfers Of Purchased Loans [Abstract]
Transfer of purchased loans into new company sponsored fund in exchange for shares	$ 46.2
Cash invested in new company sponsored fund In exchange for shares	4.3
Gain (Loss) on Sale of Other Loans and Leases	$ 0.7